Income Taxes (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Income Taxes [Line Items]
Cumulative net operating losses (in Dollars)	$ 78.0	$ 54.0		$ 33.1
United States of America [Member]
Income Taxes [Line Items]
Income tax rates	21.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rates			16.50%
Minimum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Income tax rates	8.25%	8.25%
Profits tax rates (in Dollars)		$ 2.0
Percentage of profits tax rates		8.25%
Maximum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Income tax rates	16.50%	16.50%
Profits tax rates (in Dollars)		$ 2.0
Percentage of profits tax rates		16.50%